Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.3%
Aerospace & Defense - 1.0%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 880,000	$ 916,300
7.50%, 03/15/2025 (A)	309,000	303,979
7.88%, 04/15/2027 (A)	292,000	286,361
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	391,000	387,579
7.75%, 08/15/2025	462,000	464,310
8.88%, 06/01/2024 (A)	168,000	189,034

		2,547,563

Airlines - 1.4%
American Airlines Group, Inc.
3.75%, 03/01/2025 (A)	1,342,000	1,144,874
5.00%, 06/01/2022 (A) (B)	15,000	14,738
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026 (A)	214,000	223,095
5.75%, 04/20/2029 (A)	188,000	200,370
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	160,069	159,550
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.50%, 10/20/2025 (A)	222,000	236,398
4.75%, 10/20/2028 (A)	185,000	201,072
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (B)	649,000	661,091
United Airlines Pass-Through Trust
4.63%, 03/03/2024	145,498	148,587
US Airways Pass-Through Trust
5.38%, 05/15/2023	367,975	369,560
6.75%, 12/03/2022	401,177	402,310

		3,761,645

Auto Components - 1.2%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	428,000	454,553
Dana, Inc.
5.38%, 11/15/2027	369,000	387,450
5.50%, 12/15/2024	190,000	193,838
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	371,379
5.00%, 05/31/2026 (B)	257,000	264,224
9.50%, 05/31/2025	600,000	672,750
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	761,000	830,441

		3,174,635

Automobiles - 0.2%
Ford Motor Co.
8.50%, 04/21/2023	39,000	43,485
9.00%, 04/22/2025	139,000	168,345
9.63%, 04/22/2030 (B)	145,000	202,353

		414,183

Banks - 2.9%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	1,041,000	1,135,939
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	316,350
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	680,000	705,520

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Bank NA
Fixed until 09/27/2024, 2.97% (D), 09/27/2025	$ 250,000	$ 262,812
CIT Group, Inc.
4.75%, 02/16/2024	149,000	162,038
5.00%, 08/15/2022	390,000	410,475
Citigroup, Inc.
Fixed until 09/12/2024 (C), 5.00% (D)	996,000	1,026,179
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	901,000	1,009,576
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	726,000	734,422
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	467,185
Fixed until 09/27/2025 (C), 7.50% (B) (D)	200,000	228,500
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (A) (D)	920,000	939,780

		7,398,776

Beverages - 0.4%
Primo Water Holdings, Inc.
5.50%, 04/01/2025 (A)	1,012,000	1,040,134
Triton Water Holdings, Inc.
6.25%, 04/01/2029 (A)	141,000	143,820

		1,183,954

Building Products - 1.7%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A)	574,000	605,570
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	104,000	109,049
6.75%, 06/01/2027 (A)	559,000	599,528
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	151,000	160,815
8.00%, 04/15/2026 (A)	2,032,000	2,116,328
Griffon Corp.
5.75%, 03/01/2028	472,000	503,034
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	358,000	339,205

		4,433,529

Capital Markets - 1.8%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A) (D)	200,000	202,000
Fixed until 12/18/2024 (C), 6.25% (A) (D)	166,000	176,578
Fixed until 08/21/2026 (C), 6.38% (A) (D)	387,000	412,155
Fixed until 09/12/2025 (C), 7.25% (A) (D)	465,000	504,432
Fixed until 07/17/2023 (C), 7.50% (A) (D)	345,000	364,789
Fixed until 12/11/2023 (C), 7.50% (A) (D)	1,005,000	1,087,740
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (D), 01/14/2032	299,000	290,987
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	202,500
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	428,000	431,210
MSCI, Inc.
3.63%, 09/01/2030 (A)	936,000	951,771

		4,624,162

Chemicals - 2.2%
Avient Corp.
5.75%, 05/15/2025 (A)	359,000	381,438
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	686,000	589,960

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Hexion, Inc.
7.88%, 07/15/2027 (A) (B)	$ 776,000	$ 834,394
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	590,000	616,550
5.25%, 06/01/2027 (A)	1,312,000	1,376,773
Olin Corp.
5.13%, 09/15/2027	409,000	423,315
9.50%, 06/01/2025 (A)	838,000	1,033,882
Tronox, Inc.
4.63%, 03/15/2029 (A)	327,000	327,409

		5,583,721

Commercial Services & Supplies - 2.6%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	725,000	760,597
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	160,000	165,508
5.75%, 07/15/2027 (A) (B)	711,000	742,462
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	662,000	756,335
Garda World Security Corp.
4.63%, 02/15/2027 (A)	708,000	708,000
8.75%, 05/15/2025 (A)	1,080,000	1,129,950
9.50%, 11/01/2027 (A)	116,000	128,397
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,094,000	1,164,235
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028 (A)	308,000	323,785
5.88%, 10/01/2030 (A)	153,000	165,240
Stericycle, Inc.
5.38%, 07/15/2024 (A)	562,000	580,265

		6,624,774

Communications Equipment - 1.2%
Avaya, Inc.
6.13%, 09/15/2028 (A)	639,000	679,768
CommScope Technologies LLC
5.00%, 03/15/2027 (A) (B)	13,000	12,878
6.00%, 06/15/2025 (A)	855,000	872,143
CommScope, Inc.
5.50%, 03/01/2024 (A)	511,000	526,969
6.00%, 03/01/2026 (A)	317,000	334,743
8.25%, 03/01/2027 (A)	316,000	338,120
Nokia OYJ
3.38%, 06/12/2022	477,000	487,732

		3,252,353

Construction & Engineering - 1.2%
Abengoa Abenewco 2 SA
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (E) (F)	300,524	3
PIK Rate 1.50%, Cash Rate 0.00%, 10/26/2024 (A) (E) (F) (G)	308,310	0
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	310,000	330,150
6.75%, 08/01/2025 (A)	411,000	424,357
9.88%, 04/01/2027 (A)	1,258,000	1,412,105
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (A)	157,000	166,813
6.63%, 07/15/2027 (A)	624,000	671,580

		3,005,008

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction Materials - 0.4%
Norbord, Inc.
6.25%, 04/15/2023 (A)	$ 902,000	$ 977,542

Consumer Finance - 2.8%
Ally Financial, Inc.
3.88%, 05/21/2024	463,000	500,121
5.75%, 11/20/2025	257,000	292,130
Altice Financing SA
5.00%, 01/15/2028 (A)	296,000	292,688
7.50%, 05/15/2026 (A)	846,000	884,070
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	200,000	204,040
3.38%, 11/13/2025	627,000	637,659
4.00%, 11/13/2030	925,000	917,591
4.38%, 08/06/2023	207,000	216,667
4.39%, 01/08/2026, MTN	676,000	710,523
5.88%, 08/02/2021	209,000	211,811
Navient Corp.
5.00%, 03/15/2027	153,000	153,383
5.88%, 10/25/2024	963,000	1,011,256
6.50%, 06/15/2022	325,000	341,058
6.63%, 07/26/2021	279,000	284,231
OneMain Finance Corp.
7.13%, 03/15/2026	492,000	567,448

		7,224,676

Containers & Packaging - 4.2%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (E)	672,000	705,405
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	442,000	436,860
4.00%, 09/01/2029 (A)	274,000	273,315
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	224,000	230,832
Ball Corp.
2.88%, 08/15/2030 (B)	1,448,000	1,394,786
Cascades, Inc. / Cascades USA, Inc.
5.38%, 01/15/2028 (A)	382,000	401,100
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,031,000	1,069,147
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	522,000	529,934
7.88%, 07/15/2026 (A)	557,000	584,154
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	1,003,000	992,337
Greif, Inc.
6.50%, 03/01/2027 (A)	796,000	838,785
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	758,000	769,810
7.25%, 04/15/2025 (A) (B)	294,000	294,000
OI European Group BV
4.00%, 03/15/2023 (A)	381,000	390,525
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A) (B)	476,000	509,915
6.38%, 08/15/2025 (A)	178,000	196,690
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027 (A)	451,000	441,980

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	$ 428,000	$ 448,865
8.50%, 08/15/2027 (A) (B)	345,000	374,394

		10,882,834

Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	150,000	174,804
Avation Capital SA
PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026 (A) (B) (E) (H)	562,000	452,410
DAE Funding LLC
4.50%, 08/01/2022 (A)	227,000	228,419
5.00%, 08/01/2024 (A)	367,000	378,010
Dana Financing SARL
5.75%, 04/15/2025 (A)	1,688,000	1,736,530
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.00% (D), 12/21/2065 (A)	1,778,000	1,440,180
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.22% (D), 12/21/2065 (A)	256,000	212,480
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	566,000	557,510
5.25%, 03/15/2022 - 10/01/2025 (A)	1,236,000	1,241,437
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	1,017,000	1,040,097
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	350,000	353,063
5.50%, 08/15/2026 - 05/15/2029 (A)	1,684,000	1,781,352

		9,596,292

Diversified Telecommunication Services - 3.5%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	215,000	212,850
Frontier Communications Corp.
5.00%, 05/01/2028 (A)	224,000	227,920
6.75%, 05/01/2029 (A)	479,000	505,201
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	118,000	129,858
6.63%, 08/01/2026 (B)	654,000	724,697
7.63%, 06/15/2021	978,000	989,247
Intelsat Jackson Holdings SA
8.50%, 10/15/2024 (A) (I)	305,000	191,227
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	404,937
3.75%, 07/15/2029 (A)	132,000	129,182
4.25%, 07/01/2028 (A)	645,000	652,295
Lumen Technologies, Inc.
4.50%, 01/15/2029 (A)	479,000	467,169
5.13%, 12/15/2026 (A) (B)	620,000	653,096
5.80%, 03/15/2022	250,000	258,750
6.45%, 06/15/2021	783,000	788,677
6.75%, 12/01/2023	123,000	135,775
7.50%, 04/01/2024 (B)	1,435,000	1,608,420
Switch, Ltd.
3.75%, 09/15/2028 (A)	452,000	445,093
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	521,000	512,664

		9,037,058

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.9%
Elwood Energy LLC
8.16%, 07/05/2026	$ 560,418	$ 603,851
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	436,000	458,890
NRG Energy, Inc.
3.38%, 02/15/2029 (A) (B)	193,000	188,416
3.63%, 02/15/2031 (A)	275,000	268,125
7.25%, 05/15/2026	864,000	898,560

		2,417,842

Electronic Equipment, Instruments & Components - 0.2%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	212,000	215,822
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A) (B)	66,000	65,072
4.38%, 02/15/2030 (A) (B)	295,000	309,429

		590,323

Energy Equipment & Services - 0.7%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	96,000	97,517
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A) (B)	240,000	243,600
7.50%, 04/01/2025 (A)	233,000	236,495
PIK Rate 3.50%, Cash Rate 7.25%, 04/01/2026 (A) (E)	732,682	644,760
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027	568,000	585,040

		1,807,412

Entertainment - 0.6%
Netflix, Inc.
4.88%, 04/15/2028 (B)	698,000	793,563
4.88%, 06/15/2030 (A)	431,000	496,314
5.38%, 11/15/2029 (A)	159,000	188,025

		1,477,902

Equity Real Estate Investment Trusts - 3.1%
CBL & Associates, LP
5.25%, 12/01/2023 (I)	1,214,000	698,050
5.95%, 12/15/2026 (I)	316,000	180,717
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	494,000	510,055
6.00%, 04/15/2025 (A)	171,000	180,405
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	180,914
5.25%, 03/15/2028 (A)	938,000	974,347
iStar, Inc.
4.25%, 08/01/2025	654,000	658,513
5.50%, 02/15/2026	449,000	456,857
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (A) (B)	319,000	317,764
4.63%, 06/15/2025 (A)	167,000	176,135
5.75%, 02/01/2027	480,000	529,169
MPT Operating Partnership, LP / MPT Finance Corp.
3.50%, 03/15/2031	261,000	255,953

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	$ 293,000	$ 310,653
7.50%, 06/01/2025 (A)	782,000	854,691
SBA Communications Corp.
3.13%, 02/01/2029 (A)	379,000	364,276
3.88%, 02/15/2027	425,000	434,435
Service Properties Trust
4.35%, 10/01/2024	383,000	380,755
4.75%, 10/01/2026	383,000	373,425
7.50%, 09/15/2025	157,000	178,355

		8,015,469

Food & Staples Retailing - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.25%, 03/15/2026 (A)	157,000	156,399
3.50%, 03/15/2029 (A)	929,000	884,074
4.63%, 01/15/2027 (A)	394,000	408,359
5.75%, 03/15/2025	155,000	160,068
7.50%, 03/15/2026 (A)	155,000	171,215
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 02/15/2026 (A)	538,000	550,552
Rite Aid Corp.
7.50%, 07/01/2025 (A)	516,000	535,995
8.00%, 11/15/2026 (A)	712,000	747,600

		3,614,262

Food Products - 2.2%
B&G Foods, Inc.
5.25%, 09/15/2027 (B)	867,000	902,218
Kraft Heinz Foods Co.
3.88%, 05/15/2027	582,000	636,626
4.88%, 10/01/2049	324,000	362,395
5.00%, 07/15/2035 - 06/04/2042	551,000	629,698
6.88%, 01/26/2039	180,000	247,471
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	1,126,000	1,206,734
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	335,271
4.63%, 04/15/2030 (A)	312,000	312,593
5.50%, 12/15/2029 (A)	528,000	565,382
5.63%, 01/15/2028 (A)	413,000	434,571

		5,632,959

Health Care Providers & Services - 5.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	592,000	614,330
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	65,670
6.13%, 08/01/2028 (A)	668,000	708,080
Centene Corp.
3.38%, 02/15/2030	76,000	76,712
4.25%, 12/15/2027	257,000	270,223
4.63%, 12/15/2029	187,000	202,391
CHS / Community Health Systems, Inc.
5.63%, 03/15/2027 (A)	319,000	335,524
6.63%, 02/15/2025 (A)	481,000	507,758
6.88%, 04/15/2029 (A)	63,000	65,851
8.00%, 03/15/2026 (A)	1,429,000	1,545,178
8.13%, 06/30/2024 (A)	186,000	194,370
DaVita, Inc.
3.75%, 02/15/2031 (A)	707,000	677,447
4.63%, 06/01/2030 (A)	833,000	847,286

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.
4.50%, 02/01/2028	$ 311,000	$ 318,501
4.63%, 04/01/2031	60,000	62,100
4.75%, 02/01/2030	218,000	224,257
5.75%, 09/15/2025 (B)	778,000	803,674
HCA, Inc.
3.50%, 09/01/2030	599,000	605,915
5.25%, 04/15/2025 - 06/15/2026	586,000	670,666
5.88%, 02/15/2026 - 02/01/2029	1,570,000	1,809,175
Tenet Healthcare Corp.
4.63%, 06/15/2028 (A)	28,000	28,699
4.88%, 01/01/2026 (A)	617,000	641,285
5.13%, 05/01/2025	763,000	773,720
5.13%, 11/01/2027 (A)	317,000	331,487
6.13%, 10/01/2028 (A)	455,000	473,883
6.75%, 06/15/2023	369,000	398,981
7.50%, 04/01/2025 (A)	89,000	96,091

		13,349,254

Hotels, Restaurants & Leisure - 6.9%
1011778 BC ULC / New Red Finance, Inc.
4.00%, 10/15/2030 (A)	464,000	447,760
Boyd Gaming Corp.
4.75%, 12/01/2027	18,000	18,346
6.00%, 08/15/2026	337,000	350,876
6.38%, 04/01/2026	405,000	417,543
8.63%, 06/01/2025 (A)	171,000	190,152
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	833,000	865,903
Carnival Corp.
7.63%, 03/01/2026 (A)	192,000	206,266
10.50%, 02/01/2026 (A)	272,000	320,615
11.50%, 04/01/2023 (A)	278,000	318,658
Expedia Group, Inc.
6.25%, 05/01/2025 (A) (H)	211,000	243,985
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	689,000	772,424
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	471,000	499,637
5.38%, 05/01/2025 (A)	37,000	38,998
5.75%, 05/01/2028 (A)	69,000	74,263
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	233,261
6.25%, 01/15/2027 (A)	214,000	237,100
6.50%, 02/15/2025 (A)	578,000	632,910
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (A) (J)	250,000	250,028
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	786,000	820,879
MGM Resorts International
4.75%, 10/15/2028	633,000	653,807
5.50%, 04/15/2027	720,000	773,640
5.75%, 06/15/2025	613,000	668,170
6.75%, 05/01/2025	156,000	167,700
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	503,000	474,706
5.88%, 03/15/2026 (A)	427,000	432,718
10.25%, 02/01/2026 (A)	301,000	353,163
12.25%, 05/15/2024 (A)	427,000	516,883
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028 (A)	276,000	277,587
9.13%, 06/15/2023 (A)	107,000	117,907
10.88%, 06/01/2023 (A)	191,000	219,707
11.50%, 06/01/2025 (A)	208,000	242,580
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	703,000	728,097

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc. (continued)
7.00%, 05/15/2028 (A)	$ 363,000	$ 387,905
7.25%, 11/15/2029 (A) (B)	356,000	386,260
8.25%, 03/15/2026 (A)	313,000	335,692
Station Casinos LLC
4.50%, 02/15/2028 (A)	746,000	742,270
Travel & Leisure Co.
4.25%, 03/01/2022	288,000	291,060
5.65%, 04/01/2024	823,000	890,897
6.00%, 04/01/2027	597,000	659,088
6.60%, 10/01/2025	8,000	8,960
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	803,000	784,932
6.25%, 05/15/2025 (A)	787,000	779,295

		17,832,628

Household Durables - 1.9%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	396,000	409,860
6.75%, 03/15/2025	517,000	532,510
7.25%, 10/15/2029	200,000	218,000
Century Communities, Inc.
5.88%, 07/15/2025	1,941,000	2,008,935
6.75%, 06/01/2027	25,000	26,574
KB Home
7.63%, 05/15/2023	844,000	914,685
MDC Holdings, Inc.
2.50%, 01/15/2031	410,000	386,425
Meritage Homes Corp.
5.13%, 06/06/2027	289,000	317,177
6.00%, 06/01/2025	135,000	151,369

		4,965,535

Household Products - 0.3%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (A)	150,000	150,000
7.00%, 12/31/2027 (A)	56,000	53,669
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A)	529,000	517,097

		720,766

Independent Power & Renewable Electricity Producers - 1.0%
Calpine Corp.
3.75%, 03/01/2031 (A)	585,000	557,563
4.50%, 02/15/2028 (A)	1,203,000	1,213,105
5.00%, 02/01/2031 (A)	140,000	136,472
5.13%, 03/15/2028 (A)	472,000	474,195
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	249,000	238,814

		2,620,149

Insurance - 1.3%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.32% (D), 02/12/2067 (A)	1,108,000	1,063,655
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.55% (D), 05/17/2066	1,714,000	1,469,549
Ohio National Financial Services, Inc.
5.55%, 01/24/2030 (A)	761,000	828,010

		3,361,214

IT Services - 0.4%
Gartner, Inc.
3.75%, 10/01/2030 (A)	211,000	208,890

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Gartner, Inc. (continued)
4.50%, 07/01/2028 (A)	$ 698,000	$ 719,812

		928,702

Leisure Products - 0.2%
Mattel, Inc.
3.15%, 03/15/2023 (B)	228,000	230,280
5.45%, 11/01/2041 (B)	200,000	218,500
6.75%, 12/31/2025 (A)	21,000	22,080

		470,860

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	128,000	128,202
4.00%, 03/15/2031 (A)	128,000	130,119

		258,321

Machinery - 1.1%
Allison Transmission, Inc.
3.75%, 01/30/2031 (A)	473,000	458,219
Colfax Corp.
6.00%, 02/15/2024 (A)	512,000	527,872
6.38%, 02/15/2026 (A) (H)	158,000	168,073
Meritor, Inc.
4.50%, 12/15/2028 (A)	82,000	82,246
6.25%, 02/15/2024	415,000	422,345
6.25%, 06/01/2025 (A)	154,000	164,010
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (A)	925,000	969,400

		2,792,165

Media - 10.2%
AMC Networks, Inc.
4.25%, 02/15/2029	790,000	768,275
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (A)	224,000	224,497
4.50%, 08/15/2030 - 05/01/2032 (A)	676,000	686,983
4.75%, 03/01/2030 (A)	985,000	1,020,706
5.00%, 02/01/2028 (A)	773,000	817,563
5.38%, 06/01/2029 (A)	290,000	311,025
5.50%, 05/01/2026 (A)	1,395,000	1,438,663
5.75%, 02/15/2026 (A)	1,192,000	1,229,846
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028 (A) (B)	334,000	331,104
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	584,000	587,825
9.25%, 02/15/2024	473,000	492,062
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	246,333
4.63%, 12/01/2030 (A)	1,957,000	1,924,935
5.38%, 02/01/2028 (A)	400,000	420,500
6.50%, 02/01/2029 (A)	460,000	508,300
7.50%, 04/01/2028 (A)	250,000	275,700
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	974,000	701,046
DISH DBS Corp.
5.00%, 03/15/2023	907,000	946,228
5.88%, 07/15/2022	219,000	228,746
6.75%, 06/01/2021	535,000	538,678
7.38%, 07/01/2028	360,000	377,658
7.75%, 07/01/2026 (B)	409,000	450,514
Gray Television, Inc.
4.75%, 10/15/2030 (A)	969,000	960,521
7.00%, 05/15/2027 (A) (B)	957,000	1,040,737

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
iHeartCommunications, Inc.
8.38%, 05/01/2027	$ 473,000	$ 507,884
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	430,000	437,577
6.75%, 10/15/2027 (A)	684,000	729,247
Meredith Corp.
6.50%, 07/01/2025 (A)	613,000	657,675
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (A)	486,000	467,882
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	125,000	122,813
5.38%, 01/15/2031 (A)	147,000	146,309
Scripps Escrow, Inc.
5.88%, 07/15/2027 (A)	290,000	298,671
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (A)	319,000	307,038
5.50%, 03/01/2030 (A)	760,000	741,000
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (A)	638,000	638,734
4.63%, 07/15/2024 (A)	369,000	380,107
5.00%, 08/01/2027 (A)	31,000	32,521
5.50%, 07/01/2029 (A)	357,000	386,006
TEGNA, Inc.
4.63%, 03/15/2028	370,000	376,475
4.75%, 03/15/2026 (A)	211,000	223,924
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (A)	470,000	505,743
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	591,000	631,144
9.50%, 05/01/2025 (A)	106,000	116,070
UPC Holding BV
5.50%, 01/15/2028 (A)	374,000	386,510
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	447,000	446,441
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	500,000	521,250
Ziggo BV
5.50%, 01/15/2027 (A)	793,000	825,711

		26,415,177

Metals & Mining - 4.2%
Alcoa Nederland Holding BV
4.13%, 03/31/2029 (A)	263,000	265,246
7.00%, 09/30/2026 (A)	847,000	893,585
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	483,000	526,316
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (B)	101,000	104,151
6.75%, 03/15/2026 (A)	285,000	309,938
Constellium SE
5.75%, 05/15/2024 (A)	804,000	814,050
5.88%, 02/15/2026 (A)	802,000	826,561
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	491,000	499,593
Freeport-McMoRan, Inc.
4.13%, 03/01/2028 (B)	317,000	333,230
4.25%, 03/01/2030	341,000	363,165
4.38%, 08/01/2028	443,000	469,912
4.55%, 11/14/2024	239,000	261,283
4.63%, 08/01/2030 (B)	443,000	482,084
5.45%, 03/15/2043	835,000	1,002,534
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	705,000	779,385

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
New Gold, Inc.
6.38%, 05/15/2025 (A)	$ 144,000	$ 148,320
7.50%, 07/15/2027 (A)	642,000	664,919
Novelis Corp.
4.75%, 01/30/2030 (A)	463,000	476,941
5.88%, 09/30/2026 (A)	661,000	691,935
Teck Resources, Ltd.
6.00%, 08/15/2040	682,000	817,172
6.25%, 07/15/2041	134,000	164,576

		10,894,896

Multiline Retail - 0.1%
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (A) (B)	164,000	168,174
Macy’s, Inc.
8.38%, 06/15/2025 (A)	147,000	162,760

		330,934

Oil, Gas & Consumable Fuels - 10.5%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
7.88%, 05/15/2026 (A)	539,000	579,705
Antero Resources Corp.
8.38%, 07/15/2026 (A)	126,000	138,915
Apache Corp.
4.25%, 01/15/2044	171,000	152,662
4.38%, 10/15/2028	409,000	407,773
4.63%, 11/15/2025	220,000	226,666
4.75%, 04/15/2043 (B)	205,000	190,138
4.88%, 11/15/2027	223,000	228,575
Callon Petroleum Co.
6.13%, 10/01/2024	597,000	507,450
6.25%, 04/15/2023 (B)	450,000	400,500
6.38%, 07/01/2026	180,000	142,200
8.25%, 07/15/2025	839,000	713,150
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	170,000	193,665
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (A)	600,000	610,500
5.63%, 10/01/2026	656,000	685,979
Cheniere Energy, Inc.
4.63%, 10/15/2028 (A)	309,000	321,413
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	1,046,000	1,067,150
DCP Midstream Operating, LP
5.38%, 07/15/2025	591,000	640,422
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	721,000	645,295
eG Global Finance PLC
6.75%, 02/07/2025 (A)	951,000	972,397
8.50%, 10/30/2025 (A)	268,000	284,080
EQM Midstream Partners, LP
6.00%, 07/01/2025 (A)	160,000	172,200
6.50%, 07/01/2027 (A)	314,000	341,397
Hess Midstream Operations, LP
5.13%, 06/15/2028 (A)	626,000	632,886
HighPoint Operating Corp.
8.75%, 06/15/2025	736,000	426,880
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	245,000	343,811
8.05%, 10/15/2030, MTN	134,000	181,565
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	92,598
10.50%, 05/15/2027 (A)	441,000	380,363
NuStar Logistics, LP
5.63%, 04/28/2027	451,000	471,789
5.75%, 10/01/2025	115,000	123,110
6.00%, 06/01/2026	100,000	107,809

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Oasis Midstream Partners, LP / OMP Finance Corp.
8.00%, 04/01/2029 (A)	$ 986,000	$ 1,013,115
Occidental Petroleum Corp.
2.70%, 08/15/2022	839,000	839,315
2.90%, 08/15/2024	1,683,000	1,664,336
5.88%, 09/01/2025 (B)	455,000	485,144
6.13%, 01/01/2031 (B)	79,000	87,232
6.45%, 09/15/2036	1,194,000	1,318,325
6.63%, 09/01/2030	432,000	485,482
Ovintiv, Inc.
7.38%, 11/01/2031	512,000	650,491
Parkland Corp.
4.50%, 10/01/2029 (A) (J)	217,000	217,749
5.88%, 07/15/2027 (A)	531,000	566,179
PDC Energy, Inc.
6.13%, 09/15/2024	1,270,000	1,303,179
SM Energy Co.
5.63%, 06/01/2025	169,000	156,360
6.63%, 01/15/2027 (B)	832,000	769,600
6.75%, 09/15/2026 (B)	222,000	205,128
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	870,000	920,477
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	343,000	279,545
Summit Midstream Partners, LP
Fixed until 12/15/2022 (C), 9.50% (D)	672,000	414,725
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A)	250,000	235,130
4.88%, 02/01/2031 (A)	938,000	950,428
5.00%, 01/15/2028	450,000	468,562
5.50%, 03/01/2030	628,000	659,400
6.50%, 07/15/2027	255,000	277,103
WPX Energy, Inc.
5.25%, 09/15/2024	476,000	527,765
5.88%, 06/15/2028	292,000	321,842

		27,199,655

Pharmaceuticals - 2.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	590,187
9.25%, 04/01/2026 (A)	336,000	372,288
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	574,000	570,153
5.25%, 01/30/2030 (A) (B)	105,000	105,421
5.25%, 02/15/2031 (A)	156,000	155,254
5.50%, 11/01/2025 (A)	278,000	285,612
6.13%, 04/15/2025 (A)	554,000	567,961
7.00%, 01/15/2028 (A)	161,000	174,774
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028 (A)	567,000	459,270
9.50%, 07/31/2027 (A)	322,000	349,772
ENDO Luxembourg Finance Co. I SARL / ENDO US, Inc.
6.13%, 04/01/2029 (A)	458,000	462,681
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	1,074,000	1,141,877

		5,235,250

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	502,000	542,787

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	$ 647,000	$ 689,685
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	183,000	192,112
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	59,000	63,790
7.50%, 09/15/2027 (A)	1,134,000	1,253,127
8.00%, 11/01/2026 (A)	426,000	461,145

		2,659,859

Semiconductors & Semiconductor Equipment - 0.0%
Ultratech, Inc.
6.88%, 04/15/2022 (F) (G) (I) (K)	118,000	0
7.13%, 04/15/2025 (F) (G) (K)	587,000	0

		0

Software - 0.8%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	663,000	648,215
Open Text Corp.
3.88%, 02/15/2028 (A)	670,000	673,350
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	781,000	750,658

		2,072,223

Specialty Retail - 1.4%
L Brands, Inc.
5.25%, 02/01/2028	157,000	168,382
6.63%, 10/01/2030 (A)	214,000	242,489
6.75%, 07/01/2036	497,000	586,460
6.88%, 07/01/2025 (A)	128,000	142,234
6.88%, 11/01/2035	325,000	387,332
7.50%, 06/15/2029 (B)	226,000	256,768
9.38%, 07/01/2025 (A)	96,000	119,520
Sally Holdings LLC / Sally Capital, Inc.
8.75%, 04/30/2025 (A)	803,000	893,839
Staples, Inc.
7.50%, 04/15/2026 (A)	787,000	830,285

		3,627,309

Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (A)	239,000	271,020
5.88%, 06/15/2021 (A)	251,000	251,314
6.02%, 06/15/2026 (A)	239,000	282,820
7.13%, 06/15/2024 (A)	374,000	384,986
8.35%, 07/15/2046 (A)	337,000	511,553
NCR Corp.
5.00%, 10/01/2028 (A)	203,000	205,030
5.13%, 04/15/2029 (A) (J)	499,000	504,654
5.25%, 10/01/2030 (A)	481,000	487,073
5.75%, 09/01/2027 (A)	312,000	330,135
6.13%, 09/01/2029 (A)	348,000	368,445
8.13%, 04/15/2025 (A)	45,000	49,331
Seagate HDD Cayman
4.09%, 06/01/2029 (A)	323,000	329,145
4.13%, 01/15/2031 (A)	48,000	48,740
Western Digital Corp.
4.75%, 02/15/2026 (B)	622,000	685,724

		4,709,970

Trading Companies & Distributors - 0.3%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	206,000	215,785

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc.
4.00%, 07/15/2030	$ 444,000	$ 451,881
5.50%, 05/15/2027	155,000	165,307

		832,973

Wireless Telecommunication Services - 1.9%
Altice France SA
7.38%, 05/01/2026 (A)	1,066,000	1,108,640
Sprint Corp.
7.13%, 06/15/2024	1,292,000	1,487,415
7.25%, 09/15/2021	2,000	2,050
7.63%, 03/01/2026	734,000	899,102
T-Mobile USA, Inc.
2.25%, 02/15/2026	130,000	130,935
2.63%, 02/15/2029	135,000	131,090
2.88%, 02/15/2031	134,000	129,511
4.50%, 02/01/2026 (B)	412,000	421,528
Vmed O2 Financing I PLC
4.25%, 01/31/2031 (A)	585,000	568,679

		4,878,950

Total Corporate Debt Securities (Cost $234,436,705)		243,978,451

LOAN ASSIGNMENTS - 1.1%
Communications Equipment - 0.3%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.36% (D), 12/15/2027	648,571	647,760

Diversified Telecommunication Services - 0.2%
Frontier Communications Corp.
Term Loan,
1-Month LIBOR + 4.75%, 5.75% (D), 10/08/2021	551,000	550,656

Equity Real Estate Investment Trusts - 0.1%
CBL & Associates, LP
TBD, 07/28/2023 (J) (L)	141,324	105,522
Term Loan,
TBD, 07/28/2023 (J) (L)	93,676	70,491

		176,013

Hotels, Restaurants & Leisure - 0.4%
Connect Finco SARL
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (D), 12/11/2026	990,000	985,298

Interactive Media & Services - 0.0% (M)
Adevinta ASA
Term Loan B,
TBD, 04/20/2028 (J) (L)	75,000	74,953

Media - 0.1%
Clear Channel Outdoor Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 3.71% (D), 08/21/2026	379,225	364,191

Total Loan Assignments (Cost $2,802,841)		2,798,871

	Shares	Value
COMMON STOCKS - 1.5%
Building Products - 0.7%
AMH New Finance, Inc. (F) (K) (N)	289,929	$ 1,756,973

Chemicals - 0.3%
Hexion Holdings Corp., Class B (N)	50,350	755,250

Electric Utilities - 0.0% (M)
Homer City Generation LLC (F) (H) (K) (N)	39,132	19,449

Oil, Gas & Consumable Fuels - 0.5%
EP Energy Corp. (F) (N)	6,083	444,059
Oasis Petroleum, Inc.	13,314	790,718

		1,234,777

Total Common Stocks (Cost $6,941,061)		3,766,449

PREFERRED STOCK - 1.1%
Banks - 1.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 5.98% (D)	113,400	2,889,432

Total Preferred Stock (Cost $2,712,372)		2,889,432

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (O)	6,049,543	6,049,543

Total Other Investment Company (Cost $6,049,543)		6,049,543

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.00% (O), dated 03/31/2021, to be repurchased at $3,007,241 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $3,067,420.	$ 3,007,241	3,007,241

Total Repurchase Agreement (Cost $3,007,241)		3,007,241

Total Investments (Cost $255,949,763)		262,489,987
Net Other Assets (Liabilities) - (1.5)%		(3,877,851)

Net Assets - 100.0%		$ 258,612,136

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$243,978,451	$0	$243,978,451
Loan Assignments	—	2,798,871	—	2,798,871
Common Stocks	1,545,968	444,059	1,776,422	3,766,449
Preferred Stock	2,889,432	—	—	2,889,432
Other Investment Company	6,049,543	—	—	6,049,543
Repurchase Agreement	—	3,007,241	—	3,007,241

Total Investments	$10,484,943	$250,228,622	$1,776,422	$262,489,987

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $154,767,046, representing 59.8% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,924,638, collateralized by cash collateral of $6,049,543 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,252,960. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $2,220,484, representing 0.9% of the Portfolio’s net assets.
(G)	Securities deemed worthless.
(H)	Restricted securities. At March 31, 2021, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Avation Capital SA PIK Rate 9.00%, Cash Rate 8.25%, 10/31/2026	05/03/2018	$563,500	$452,410	0.1%
Corporate Debt Securities	Expedia Group, Inc. 6.25%, 05/01/2025	04/23/2020 - 04/28/2020	213,625	243,985	0.1
Corporate Debt Securities	Colfax Corp. 6.38%, 02/15/2026	01/31/2019	158,000	168,073	0.1
Common Stocks	Homer City Generation LLC	01/10/2011 - 04/01/2013	2,125,325	19,449	0.0	(M)

Total			$3,060,450	$883,917	0.3%

(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2021, the total value of such securities is $1,069,994, representing 0.4% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Non-income producing securities.
(O)	Rates disclosed reflect the yields at March 31, 2021.
(P)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in-kind

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 10

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 11